Condensed consolidating financial information - Additional Information (Details) $ in Millions	Dec. 31, 2017 USD ($)
Reynolds American Inc.
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Unsecured notes	$ 12,200
Lorillard Inc
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Unsecured notes	$ 231